Total

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2018

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 29, 2018 to

the Prospectuses as dated above

Effective December 31, 2018, Footnote 2 under the “Investing with J.P. Morgan Funds — CHOOSING A SHARE CLASS” table will be deleted and replaced with the following:

[2]	Certain Retirement Plans may purchase Shares. For more information, see “ELIGIBLE RETIREMENT PLANS” below.

Effective December 31, 2018, the following section will be added following the “Investing with J.P. Morgan Funds — CHOOSING A SHARE CLASS” table in each prospectus:

ELIGIBLE RETIREMENT PLANS

The only Retirement Plans that are eligible to purchase Class A, Class C, Class I and Class L Shares are the following:

•
Employer sponsored retirement, deferred compensation, employee benefit plans (including health savings accounts) and trusts used to fund those plans held directly at a broker dealer or financial intermediary (that is outside of retirement plan record keeping or third party administrator platform). Employer sponsored plans include 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Purchases may be subject to applicable sales charges as described in this prospectus.

•
Group Retirement Plans (and their successor, related, and affiliated plans) which have these share classes available to participants on or before 4/3/2017, may continue to open accounts for new participants in such share classes of the Fund and purchase additional shares in existing participant accounts.

•
Group Retirement Plans (or financial intermediary platforms available to Group Retirement Plans) that were approved by a Fund and the Distributor after 4/3/2017 and before 12/31/18 because the particular Group Retirement Plan had operational difficulties in implementing the eligibility restrictions may continue to purchase Class A, Class C, Class I or Class L Shares of the Funds.

•	Select Financial Intermediaries, which have received written approval from the Fund on behalf of existing Group Retirement Plan Participants that hold Class C shares, may purchase Class A shares.

All other new Group Retirement Plans are no longer eligible to purchase these share classes

Effective December 31, 2018, the second paragraph of the text box in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Reducing Your Class A Sales Charges” section of each prospectus will be hereby replaced with the following:

Qualifying Holdings: Class A, Class C, Class I, Class L Shares and Class R6 Shares (only when used in advisory programs) of the J.P. Morgan Funds and Class A, Class B, Class C and the Advisor Class units in the New York’s 529 Advisor-Guided College Savings Program (NY529 Advisor-Guided Plan). Investments in the JPMorgan 529 U.S. Government Money Market Portfolio are not included.

Effective December 31, 2018, the Group Retirement Plans definition in the “Glossary of Common Investment Terminology” section of each prospectus will be hereby deleted and replaced with the following:

Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and

•	Shares must be held at a plan level or

•	Shares must be held at the Fund level through an omnibus account of a retirement plan record-keeper.

Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, group annuity separate accounts offered to retirement plans, and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2018

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 29, 2018 to

the Prospectuses as dated above

Effective December 31, 2018, the Group Retirement Plans definition in the “Glossary of Common Investment Terminology” section of each prospectus will be hereby deleted and replaced with the following:

Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and

•	Shares must be held at a plan level or

•	Shares must be held at the Fund level through an omnibus account of a retirement plan record-keeper.

Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, group annuity separate accounts offered to retirement plans, and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE